Property, plant and equipment, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	$ 137,278	¥ 861,087	¥ 826,816
Less: Accumulated depreciation	(49,123)	(308,127)	(275,382)
Total property, plant and equipment, net	88,155	552,960	551,434
Buildings
Property, plant and equipment, net
Property, plant and equipment	95,468	598,832	593,369
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	2,370	14,864	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	26,673	167,310	154,359
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	2,903	18,210	17,152
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	8,121	50,940	44,266
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	$ 1,743	¥ 10,931	¥ 2,806